Schedule of Financial Information of Subsidiaries with Non-controlling Interests (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 14,698,779		$ 3,478,703	$ 19,735,893
Non-current assets	105,741,501		103,767,318	102,600,889
Total assets	120,440,280		107,246,021	122,336,782
Current liabilities	7,588,036		3,210,032	3,594,273
Total liabilities	13,396,769		8,862,289	8,946,817
Expenses	(3,737,895)	$ (1,887,176)	(6,410,292)	(5,528,200)	$ (5,230,455)
Loss before income tax expense	(1,964,737)	(9,194,540)	(16,389,292)	(11,571,240)	34,402,821
Income tax expense
Loss after income tax expense	(1,964,737)	(9,194,540)	(16,389,292)	(11,571,240)	34,402,821
Other comprehensive income/(loss)	3,245,220	(1,542,897)	61,491	1,941,562	3,694,472
Total comprehensive income/(loss)	1,280,483	(10,737,437)	(16,327,801)	(9,629,678)	38,097,293
Net cash used in operating activities	(4,326,534)	(1,272,356)	(3,666,768)	(3,083,677)	(2,855,761)
Net cash used in investing activities	(3,475,525)	(11,655,931)	(13,321,921)	(24,139,677)	(3,957,726)
Net increase/(decrease) in cash and cash equivalents	682,580	(12,928,287)	(16,001,797)	(2,064,739)	4,339,549
Loss attributable to non-controlling interests	(41,972)	(51,229)	(106,181)	(87,149)	(281,733)
Total comprehensive Income/(loss) attributable to non-controlling interests	$ 456,780	$ (286,168)	(98,299)	205,159	272,558
AKCM pty ltd [member]
IfrsStatementLineItems [Line Items]
Current assets			111,502	1,827,323	15,182,579
Non-current assets			94,603,581	83,964,996	59,691,189
Total assets			94,715,083	85,792,319	74,873,768
Current liabilities			59,373	141,459	3,743,091
Total liabilities			59,373	141,459	3,743,091
Net assets/(liabilities)			94,655,710	85,650,860	71,130,677
Revenue			245	20,697
Expenses			(707,872)	(601,690)	(450,134)
Loss before income tax expense			(707,627)	(580,993)	(450,134)
Income tax expense
Loss after income tax expense			(707,627)	(580,993)	(450,134)
Other comprehensive income/(loss)			52,550	1,948,722	3,693,398
Total comprehensive income/(loss)			(655,077)	1,367,729	3,243,264
Net cash used in operating activities			(38,326)	(238,904)	(9,139,831)
Net cash used in investing activities			(1,665,045)	(13,239,174)	19,980,149
Net increase/(decrease) in cash and cash equivalents			(1,703,371)	(13,478,078)	10,840,318
Loss attributable to non-controlling interests			(106,181)	(87,149)	(67,520)
Total comprehensive Income/(loss) attributable to non-controlling interests			(98,299)	205,159	(382,614)
Accumulated non-controlling interests at the end of reporting period			$ (431,005)	$ (324,861)	$ (237,712)